INTANGIBLE ASSET	6 Months Ended	12 Months Ended
	Oct. 31, 2014	Apr. 30, 2014
INTANGIBLE ASSET [Text Block]

NOTE 6.        INTANGIBLE ASSET

The following table summarizes the Intangible Asset as follows

	October 31, 2014	April 30, 2014
Intangible Asset	150,000	150,000
Acc. Amortization	116,666	66,666
	33,334	83,334

In the three months ending October 31, 2014, the amortization is $25,000, compared to 16,666 in 2013. In the six months ending October 31, 2014, the amortization is $50,000, compared to $16,666 in 2013

NOTE 6.        INTANGIBLE ASSET

The following table summarizes the Intangible Asset at April 30, 2014.

	April 30

	2014	2013
Intangible Asset	150,000	0
Acc. Amortization	66,666	0
	83,334	0

In the year ending April 30, 2014, the amortization is $66,666, compared to nil in 2013.